Lease Transactions	12 Months Ended
Dec. 31, 2010
Lease Transactions [Abstract]
Lease Transactions	15. Lease Transactions

During the year ended December 31, 2009, the Company completed two equipment sale/leaseback transactions with a third party that resulted in net proceeds of approximately $6.0 million, after fees and deposits. The equipment sold consisted of an extrusion asset and press that were purchased during 2009. These funds were subsequently used to reduce amounts outstanding under the Senior Credit Facility.

On July 12, 2010, the Company completed an equipment sale /leaseback transaction with a third party that resulted in net proceeds of approximately $4.9 million, after fees and deposits. These funds were subsequently used to reduce amounts outstanding under the Senior Credit Facility. The Company determined that this lease qualifies as a capital lease and accordingly recorded a capital lease obligation equal to the present value of the minimum lease payments, or approximately $5.2 million. The lease term is five years with a lease expiration date of July 2015. At December 31, 2010, $5.2 million of property, plant and equipment and approximately $515,000 of accumulated depreciation are recorded related to the capital lease on the accompanying consolidated balance sheet. At December 31, 2010, approximately $1.0 million and $3.6 million are included in the current portion of capital lease obligations and long-term capital lease obligations, less current portion, respectively, on the accompanying consolidated balance sheet. At December 31, 2010, approximately $1.7 million in security deposits refundable at lease expiration are included in other assets on the accompanying consolidated balance sheet.

In conjunction with the EMCS acquisition, the Company assumed one lease related to real estate and three leases related to extrusion equipment that the Company determined all qualify as capital leases. The Company recorded a total capital lease obligation equal to the present value of the minimum lease payments, or approximately $9.2 million. The leases expired over various periods with the real estate lease expiring in May 2019 and the three equipment leases expiring in May 2014, September 2014 and December 2017, respectively. Subsequent to the EMCS acquisition, the Company re-negotiated two of the equipment leases. The remaining equipment lease was cancelled and the equipment was purchased by the Company for approximately $1.5 million. The new equipment leases expire in September 2014. At December 31, 2010, approximately $4.4 million of property, plant and equipment and approximately $71,000 of accumulated depreciation related to the real estate and approximately $3.4 million of property, plant and equipment and approximately $476,000 of accumulated depreciation related to the extrusion equipment are recorded on the accompanying consolidated balance sheet. At December 31, 2010, approximately $77,000 and $4.3 million are included in the current portion of capital lease obligations and long-term capital lease obligations, less current portion, respectively, related to the assumed real estate lease. At December 31, 2010, approximately $796,000 and $2.6 million are included in the current portion of capital lease obligations and long-term capital lease obligations, less current portion, respectively, related to the equipment leases. At December 31, 2010, approximately $1.4 million in security deposits refundable at lease expiration are included in other assets in the accompanying consolidated balance sheet.

See Note 8 for a schedule of future annual lease payments.